Trade receivables	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables
Note 19 - Trade receivables
Trade receivables from contracts with customers represent sales transactions, conducted via sales units, within the markets in which the Group operates. The average credit term to finance service providers and fleet customers is two weeks. Trade receivables - related parties were comprised of sales transactions with related parties in relation to sale of R&D services, software and performance engineered kits.
The following table details the aging analysis of the Trade receivables:

	Not overdue	1-30 days overdue	30-90 days overdue	>90 days overdue	Total
2023

Gross trade receivables, external - (Restated)	63,427	49,670	7,842	5,777	126,716
Trade receivables - related parties	52,313	7,474	1,204	35	61,026
Net trade receivables - (Restated)	$115,740	$57,144	$9,046	$5,812	$187,742
2022
Gross trade receivables, external - (Restated)	126,044	93,371	19,034	2,983	241,432
Trade receivables - related parties	65,522	12,786	519	398	79,225
Net trade receivables - (Restated)	$191,566	$106,157	$19,553	$3,381	$320,657
Management determines that a receivable is written off once reasonable means of collection have been unsuccessful and the Group has no reasonable expectations of recovering the entire contractual cash flows, or a portion thereof. As of December 31, 2023 and 2022, the Group has written off a de minimis amount of receivables.
Further information on credit risks for Trade receivables is included in Note 3 - Financial risk management.